December 31, 2011

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Annual *Report*

The 2011 Annual Reports for all underlying investment options may be mailed separately to Pacific Life & Annuity Company variable life insurance policyholders with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2011

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management Class I	75,945	$765,611	$765,946
Diversified Bond	Diversified Bond Class I	13,547	118,663	106,450
Floating Rate Loan	Floating Rate Loan Class I	2,864	18,264	16,323
High Yield Bond	High Yield Bond Class I	78,889	442,217	463,086
Inflation Managed	Inflation Managed Class I	80,612	870,233	955,462
Managed Bond	Managed Bond Class I	147,907	1,601,663	1,625,400
Short Duration Bond	Short Duration Bond Class I	40,103	373,688	369,054
American Funds® Growth	American Funds Growth Class I	54,722	369,025	438,072
American Funds Growth-Income	American Funds Growth-Income Class I	33,793	259,663	305,184
Comstock	Comstock Class I	43,871	303,817	327,329
Dividend Growth	Dividend Growth Class I	27,057	226,654	249,172
Equity Index	Equity Index Class I	43,529	991,153	1,180,023
Focused 30	Focused 30 Class I	17,522	97,246	197,693
Growth LT	Growth LT Class I	21,463	300,116	381,625
Large-Cap Growth	Large-Cap Growth Class I	113,718	585,024	601,339
Large-Cap Value	Large-Cap Value Class I	87,212	821,587	943,352
Long/Short Large-Cap	Long/Short Large-Cap Class I	4,762	30,756	33,551
Main Street® Core	Main Street Core Class I	52,530	863,464	930,386
Mid-Cap Equity	Mid-Cap Equity Class I	78,071	874,808	926,410
Mid-Cap Growth	Mid-Cap Growth Class I	45,521	241,597	396,384
Mid-Cap Value	Mid-Cap Value Class I	1,675	16,849	15,949
Small-Cap Equity	Small-Cap Equity Class I	6,473	68,237	70,041
Small-Cap Growth	Small-Cap Growth Class I	14,434	96,235	145,768
Small-Cap Index	Small-Cap Index Class I	67,395	616,075	740,612
Small-Cap Value	Small-Cap Value Class I	43,559	500,833	513,933
Health Sciences	Health Sciences Class I	31,955	240,978	385,364
Real Estate	Real Estate Class I	49,183	540,640	732,774
Technology	Technology Class I	40,098	154,107	172,300
Emerging Markets	Emerging Markets Class I	51,643	343,265	707,656
International Large-Cap	International Large-Cap Class I	153,593	846,958	855,452
International Small-Cap	International Small-Cap Class I	13,347	75,345	72,722
International Value	International Value Class I	62,048	564,209	528,505
American Funds Asset Allocation	American Funds Asset Allocation Class I	447	6,072	6,169
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I	95	1,055	1,066
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I	795	10,426	9,956
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate- Conservative Class I	12,380	120,506	118,860
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I	173,392	1,663,680	1,618,646
Portfolio Optimization Growth	Portfolio Optimization Growth Class I	195,132	1,846,777	1,774,070
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive- Growth Class I	46,544	432,489	410,576

	M Fund, Inc.
I	M International Equity	1,705	18,200	16,672
II	M Large Cap Growth	688	8,892	11,076
III	M Capital Appreciation	1,328	25,490	28,330
V	M Business Opportunity Value	971	10,478	9,558

	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	3,998	42,736	45,452
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	15,933	199,483	211,591

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	18,691	384,938	423,172
Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	8,914	70,032	90,657
Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	100	1,090	998
Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	1,432	10,628	13,848
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	260	7,454	9,480
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	8,043	216,004	229,862
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	2,810	21,889	24,814

	Franklin Templeton Variable Insurance Products Trust
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	4,611	83,604	83,686

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2011

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	98	$1,529	$1,526

	Janus Aspen Series
Overseas Service Class	Overseas Service Class	4,639	214,055	173,575
Enterprise Service Class	Enterprise Service Class	893	31,696	32,951

	Lazard Retirement Series, Inc.
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	119	1,046	1,100

	Legg Mason Partners Variable Equity Trust
Legg Mason ClearBridge Variable Aggressive Growth - Class II	Legg Mason ClearBridge Variable Aggressive Growth - Class II	813	12,763	13,453
Legg Mason ClearBridge Variable Mid Cap Core - Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II	360	3,199	4,579

	Lord Abbett Series Fund, Inc.
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	113	2,126	1,843

	MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	MFS New Discovery Series Service Class	2,523	29,266	34,671
MFS Utilities Series Service Class	MFS Utilities Series Service Class	7,920	205,523	203,771

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset - Advisor Class	PIMCO Global Multi-Asset - Advisor Class	6,376	77,126	77,537

	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	190	2,394	1,965

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II	13,617	125,069	152,105
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	9,752	167,415	188,889

	Van Eck VIP Trust
Van Eck VIP Global Hard Assets Initial Class	Van Eck VIP Global Hard Assets Initial Class	11,027	305,680	339,071

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., Fidelity and Contrafund are registered trademarks of FMR Corp., and MFS is a registered trademark of MFS Fund Distributors, Inc.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2011

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond
ASSETS
Investments in affiliated mutual funds, at value	$765,946	$106,450	$16,323	$463,086	$955,462	$1,625,400	$369,054
Receivables:
Due from Pacific Life & Annuity Company	112	83	33	134	282	1,425	197
Total Assets	766,058	106,533	16,356	463,220	955,744	1,626,825	369,251
LIABILITIES
Payables:
Fund shares purchased	110	83	33	133	282	1,424	197
Other	—	—	—	—	—	—	3
Total Liabilities	110	83	33	133	282	1,424	200
NET ASSETS	$765,948	$106,450	$16,323	$463,087	$955,462	$1,625,401	$369,051
Units Outstanding	60,228	8,303	1,721	25,178	43,433	75,391	30,350
Accumulation Unit Value	$12.72	$12.82	$9.49	$18.39	$22.00	$21.56	$12.16
Cost of Investments	$765,611	$118,663	$18,264	$442,217	$870,233	$1,601,663	$373,688

	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index	Focused 30	Growth LT
ASSETS
Investments in affiliated mutual funds, at value	$438,072	$305,184	$327,329	$249,172	$1,180,023	$197,693	$381,625
Receivables:
Due from Pacific Life & Annuity Company	424	451	260	442	—	33	591
Fund shares redeemed	—	—	—	—	38	—	—
Total Assets	438,496	305,635	327,589	249,614	1,180,061	197,726	382,216
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	38	—	—
Fund shares purchased	422	451	260	442	—	33	589
Other	—	3	—	1	—	1	—
Total Liabilities	422	454	260	443	38	34	589
NET ASSETS	$438,074	$305,181	$327,329	$249,171	$1,180,023	$197,692	$381,627
Units Outstanding	34,610	26,575	29,049	19,599	112,336	11,467	55,787
Accumulation Unit Value	$12.66	$11.48	$11.27	$12.71	$10.50	$17.24	$6.84
Cost of Investments	$369,025	$259,663	$303,817	$226,654	$991,153	$97,246	$300,116

	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value
ASSETS
Investments in affiliated mutual funds, at value	$601,339	$943,352	$33,551	$930,386	$926,410	$396,384	$15,949
Receivables:
Due from Pacific Life & Annuity Company	25	638	20	1,443	792	—	—
Fund shares redeemed	—	—	—	—	—	1,155	—
Total Assets	601,364	943,990	33,571	931,829	927,202	397,539	15,949
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	1,154	—
Fund shares purchased	25	638	20	1,443	792	—	—
Other	3	3	—	2	—	—	—
Total Liabilities	28	641	20	1,445	792	1,154	—
NET ASSETS	$601,336	$943,349	$33,551	$930,384	$926,410	$396,385	$15,949
Units Outstanding	73,960	73,112	3,645	88,025	45,324	32,636	957
Accumulation Unit Value	$8.13	$12.90	$9.20	$10.57	$20.44	$12.15	$16.66
Cost of Investments	$585,024	$821,587	$30,756	$863,464	$874,808	$241,597	$16,849

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2011

	Variable Accounts
	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences	Real Estate	Technology
ASSETS
Investments in affiliated mutual funds, at value	$70,041	$145,768	$740,612	$513,933	$385,364	$732,774	$172,300
Receivables:
Due from Pacific Life & Annuity Company	52	193	1,460	327	—	228	—
Fund shares redeemed	—	—	—	—	1,359	—	1,709
Total Assets	70,093	145,961	742,072	514,260	386,723	733,002	174,009
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	1,359	—	1,709
Fund shares purchased	52	192	1,459	327	—	228	—
Other	1	—	—	—	1	2	1
Total Liabilities	53	192	1,459	327	1,360	230	1,710
NET ASSETS	$70,040	$145,769	$740,613	$513,933	$385,363	$732,772	$172,299
Units Outstanding	4,389	14,939	44,373	19,810	19,793	23,079	21,429
Accumulation Unit Value	$15.96	$9.76	$16.69	$25.94	$19.47	$31.75	$8.04
Cost of Investments	$68,237	$96,235	$616,075	$500,833	$240,978	$540,640	$154,107

	Emerging Markets	International Large-Cap	International Small-Cap	International Value	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix- Growth
ASSETS
Investments in affiliated mutual funds, at value	$707,656	$855,452	$72,722	$528,505	$6,169	$1,066	$9,956
Receivables:
Due from Pacific Life & Annuity Company	—	2,661	116	866	—	—	—
Fund shares redeemed	1,457	—	—	—	—	—	—
Total Assets	709,113	858,113	72,838	529,371	6,169	1,066	9,956
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,396	—	—	—	—	—	—
Fund shares purchased	—	2,657	116	866	—	—	—
Other	—	—	—	1	—	—	—
Total Liabilities	1,396	2,657	116	867	—	—	—
NET ASSETS	$707,717	$855,456	$72,722	$528,504	$6,169	$1,066	$9,956
Units Outstanding	18,254	66,538	9,193	62,452	420	82	717
Accumulation Unit Value	$38.77	$12.86	$7.91	$8.46	$14.68	$12.97	$13.89
Cost of Investments	$343,265	$846,958	$75,345	$564,209	$6,072	$1,055	$10,426

	Portfolio Optimization Moderate- Conservative	Portfolio Optimization Moderate	Portfolio Optimization Growth	Portfolio Optimization Aggressive- Growth
ASSETS
Investments in affiliated mutual funds, at value	$118,860	$1,618,646	$1,774,070	$410,576
Receivables:
Due from Pacific Life & Annuity Company	—	301	318	984
Total Assets	118,860	1,618,947	1,774,388	411,560
LIABILITIES
Payables:
Fund shares purchased	—	301	318	983
Total Liabilities	—	301	318	983
NET ASSETS	$118,860	$1,618,646	$1,774,070	$410,577
Units Outstanding	12,285	172,205	194,090	46,331
Accumulation Unit Value	$9.67	$9.40	$9.14	$8.86
Cost of Investments	$120,506	$1,663,680	$1,846,777	$432,489

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2011

	Variable Accounts
	I	II	III	V	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2
ASSETS
Investments in mutual funds, at value	$16,672	$11,076	$28,330	$9,558	$45,452	$211,591	$423,172
Receivables:
Due from Pacific Life & Annuity Company	—	—	—	—	—	—	62
Fund shares redeemed	—	—	—	—	—	7,094	—
Total Assets	16,672	11,076	28,330	9,558	45,452	218,685	423,234
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	7,094	—
Fund shares purchased	—	—	—	—	—	—	62
Total Liabilities	—	—	—	—	—	7,094	62
NET ASSETS	$16,672	$11,076	$28,330	$9,558	$45,452	$211,591	$423,172
Units Outstanding	2,030	754	1,652	754	4,369	14,852	33,565
Accumulation Unit Value	$8.21	$14.68	$17.15	$12.67	$10.40	$14.25	$12.61
Cost of Investments	$18,200	$8,892	$25,490	$10,478	$42,736	$199,483	$384,938

	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Global Bond Securities Class 2
ASSETS
Investments in mutual funds, at value	$90,657	$998	$13,848	$9,480	$229,862	$24,814	$83,686
Receivables:
Due from Pacific Life & Annuity Company	—	—		18	385
Fund shares redeemed	—	—	—	—	—	—	7,536
Total Assets	90,657	998	13,848	9,498	230,247	24,814	91,222
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	—	—	7,536
Fund shares purchased	—	—	—	18	385	—	—
Total Liabilities	—	—	—	18	385	—	7,536
NET ASSETS	$90,657	$998	$13,848	$9,480	$229,862	$24,814	$83,686
Units Outstanding	9,459	106	1,554	854	18,413	2,393	8,040
Accumulation Unit Value	$9.58	$9.42	$8.91	$11.10	$12.48	$10.37	$10.41
Cost of Investments	$70,032	$1,090	$10,628	$7,454	$216,004	$21,889	$83,604

	GE Investments Total Return Class 3	Overseas Service Class	Enterprise Service Class	Lazard Retirement U.S. Strategic Equity Service Class	Legg Mason ClearBridge Variable Aggressive Growth - Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Fundamental Equity Class VC
ASSETS
Investments in mutual funds, at value	$1,526	$173,575	$32,951	$1,100	$13,453	$4,579	$1,843
Receivables:
Due from Pacific Life & Annuity Company	—	52	—	13	—	1	—
Fund shares redeemed	—	—	—	—	1,902	—	—
Total Assets	1,526	173,627	32,951	1,113	15,355	4,580	1,843
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	—	—	—	—	1,902	—	—
Fund shares purchased	—	52	—	13	—	—	—
Total Liabilities	—	52	—	13	1,902	—	—
NET ASSETS	$1,526	$173,575	$32,951	$1,100	$13,453	$4,580	$1,843
Units Outstanding	149	20,044	2,972	123	1,363	457	181
Accumulation Unit Value	$10.27	$8.66	$11.09	$8.92	$9.87	$10.03	$10.18
Cost of Investments	$1,529	$214,055	$31,696	$1,046	$12,763	$3,199	$2,126

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2011

	Variable Accounts
	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	PIMCO Global Multi-Asset - Advisor Class	Royce Micro-Cap Service Class	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
ASSETS
Investments in mutual funds, at value	$34,671	$203,771	$77,537	$1,965	$152,105	$188,889	$339,071
Receivables:
Due from Pacific Life & Annuity Company	—	112	—	—	—	37	—
Fund shares redeemed	1,846	—	7,493	—	1,591	—	1,452
Total Assets	36,517	203,883	85,030	1,965	153,696	188,926	340,523
LIABILITIES
Payables:
Due to Pacific Life & Annuity Company	1,846	—	7,493	—	1,591	—	1,452
Fund shares purchased	—	112	—	—	—	37	—
Total Liabilities	1,846	112	7,493	—	1,591	37	1,452
NET ASSETS	$34,671	$203,771	$77,537	$1,965	$152,105	$188,889	$339,071
Units Outstanding	3,035	18,317	8,475	193	13,044	17,150	16,893
Accumulation Unit Value	$11.42	$11.12	$9.15	$10.17	$11.66	$11.01	$20.07
Cost of Investments	$29,266	$205,523	$77,126	$2,394	$125,069	$167,415	$305,680

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	Cash Management	Diversified Bond	Floating Rate Loan	High Yield Bond	Inflation Managed	Managed Bond	Short Duration Bond
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$30,948	$6,821	$57,754	$60,690	$99,823	$13,402
Net Investment Income	—	30,948	6,821	57,754	60,690	99,823	13,402
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	14	10,023	(6,295)	3,764	17,996	(3,927)	(2,520)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	57,380	71,459	—
Realized Gain (Loss)	14	10,023	(6,295)	3,764	75,376	67,532	(2,520)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(19)	(28,168)	933	(41,512)	(11,474)	(93,312)	(6,694)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($5)	$12,803	$1,459	$20,006	$124,592	$74,043	$4,188

	American Funds Growth	American Funds Growth-Income	Comstock	Dividend Growth	Equity Index	Focused 30	Growth LT
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,035	$3,207	$35,158	$8,949	$36,083	$—	$4,509
Net Investment Income	1,035	3,207	35,158	8,949	36,083	—	4,509
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(1,155)	(46,117)	(9,981)	(10,195)	12,188	2,747	18,059
Capital gain distributions from affiliated mutual fund investments	—	—	4,390	18,116	—	—	18,939
Realized Gain (Loss)	(1,155)	(46,117)	(5,591)	7,921	12,188	2,747	36,998
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(19,497)	38,842	(33,795)	(5,995)	(24,900)	(24,510)	(65,890)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($19,617)	($4,068)	($4,228)	$10,875	$23,371	($21,763)	($24,383)

	Large-Cap Growth	Large-Cap Value	Long/Short Large-Cap	Main Street Core	Mid-Cap Equity	Mid-Cap Growth	Mid-Cap Value
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$75,862	$4,129	$11,868	$9,004	$—	$5,186
Net Investment Income	—	75,862	4,129	11,868	9,004	—	5,186
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(31,073)	12,432	54	(9,395)	(4,646)	24,588	12,191
Capital gain distributions from affiliated mutual fund investments	89,491	5,483	21,536	87,286	175,521	34,365	25,657
Realized Gain	58,418	17,915	21,590	77,891	170,875	58,953	37,848
CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(47,570)	(39,432)	(24,833)	(84,381)	(234,088)	(84,389)	(40,824)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,848	$54,345	$886	$5,378	($54,209)	($25,436)	$2,210

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	Small-Cap Equity	Small-Cap Growth	Small-Cap Index	Small-Cap Value	Health Sciences	Real Estate	Technology
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$4,810	$—	$4,825	$13,304	$—	$—	$—
Net Investment Income	4,810	—	4,825	13,304	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(5,345)	28,501	620	(12,544)	822	2,118	1,927
Capital gain distributions from affiliated mutual fund investments	31,625	26,712	—	78,769	27,956	29,335	33,944
Realized Gain	26,280	55,213	620	66,225	28,778	31,453	35,871
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(34,306)	(54,451)	(37,814)	(65,298)	12,121	15,260	(44,661)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($3,216)	$762	($32,369)	$14,231	$40,899	$46,713	($8,790)

	Emerging Markets	International Large-Cap	International Small-Cap	International Value	American Funds Asset Allocation	Pacific Dynamix - Conservative Growth	Pacific Dynamix - Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$17,512	$56,886	$20,894	$57,455	$139	$28	$170
Net Investment Income	17,512	56,886	20,894	57,455	139	28	170
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	107,797	(3,729)	1,526	(11,548)	(30)	9	(31)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	43	61	150
Realized Gain (Loss)	107,797	(3,729)	1,526	(11,548)	13	70	119
CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(284,415)	(145,836)	(29,314)	(123,609)	(94)	(63)	(533)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($159,106)	($92,679)	($6,894)	($77,702)	$58	$35	($244)

	Portfolio Optimization Moderate- Conservative (1)	Portfolio Optimization Moderate (1)	Portfolio Optimization Growth (1)	Portfolio Optimization Aggressive- Growth (1)
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$904	$11,082	$9,485	$1,873
Net Investment Income	904	11,082	9,485	1,873
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(308)	(1,357)	(6,547)	(640)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—
Realized Loss	(308)	(1,357)	(6,547)	(640)
CHANGE IN NET UNREALIZED DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	(1,646)	(45,034)	(72,707)	(21,912)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($1,050)	($35,309)	($69,769)	($20,679)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	I	II	III	V	BlackRock Basic Value V.I. Class III	BlackRock Global Allocation V.I. Class III	Fidelity VIP Contrafund Service Class 2
INVESTMENT INCOME
Dividends from mutual fund investments	$576	$—	$—	$38	$741	$4,724	$3,546
Net Investment Income	576	—	—	38	741	4,724	3,546
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(43)	37	(63)	(57)	114	(4,258)	(4,095)
Capital gain distributions from mutual fund investments	—	—	3,235	—	—	5,003	—
Realized Gain (Loss)	(43)	37	3,172	(57)	114	745	(4,095)
CHANGE IN NET UNREALIZED DEPRECIATION ON MUTUAL FUND INVESTMENTS	(3,289)	(129)	(5,711)	(399)	(711)	(14,123)	(10,850)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,756)	($92)	($2,539)	($418)	$144	($8,654)	($11,399)

	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2025 Service Class 2 (1)	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Value Strategies Service Class 2	Templeton Global Bond Securities Class 2
INVESTMENT INCOME
Dividends from mutual fund investments	$1,819	$19	$269	$13	$57	$204	$2,222
Net Investment Income	1,819	19	269	13	57	204	2,222
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(106)	(4)	3	134	(905)	(121)	(2,894)
Capital gain distributions from mutual fund investments	348	3	42	35	446	—	259
Realized Gain (Loss)	242	(1)	45	169	(459)	(121)	(2,635)
CHANGE IN NET UNREALIZED DEPRECIATION ON MUTUAL FUND INVESTMENTS	(3,228)	(92)	(693)	(144)	(26,594)	(2,662)	(373)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($1,167)	($74)	($379)	$38	($26,996)	($2,579)	($786)

	GE Investments Total Return Class 3	Overseas Service Class	Enterprise Service Class	Lazard Retirement U.S. Strategic Equity Service Class	Legg Mason ClearBridge Variable Aggressive Growth - Class II	Legg Mason ClearBridge Variable Mid Cap Core - Class II	Lord Abbett Fundamental Equity Class VC (1)
INVESTMENT INCOME
Dividends from mutual fund investments	$24	$729	$—	$11	$—	$—	$4
Net Investment Income	24	729	—	11	—	—	4
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	8	(1,360)	(4)	(20)	(216)	(24)	(6)
Capital gain distributions from mutual fund investments	—	1,918	—	—	—	—	62
Realized Gain (Loss)	8	558	(4)	(20)	(216)	(24)	56
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(106)	(75,752)	(542)	1	133	(176)	(284)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	($74)	($74,465)	($546)	($8)	($83)	($200)	($224)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2011

	Variable Accounts
	MFS New Discovery Series Service Class	MFS Utilities Series Service Class	PIMCO Global Multi-Asset - Advisor Class (1)	Royce Micro-Cap Service Class (1)	T. Rowe Price Blue Chip Growth - II	T. Rowe Price Equity Income - II	Van Eck VIP Global Hard Assets Initial Class
INVESTMENT INCOME
Dividends from mutual fund investments	$—	$6,015	$—	$53	$—	$2,883	$4,587
Net Investment Income	—	6,015	—	53	—	2,883	4,587
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(1,298)	(2,114)	(1,035)	(9)	(478)	18	(6,062)
Capital gain distributions from mutual fund investments	2,508	—	506	—	—	—	4,911
Realized Gain (Loss)	1,210	(2,114)	(529)	(9)	(478)	18	(1,151)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON MUTUAL FUND INVESTMENTS	(3,558)	7,811	411	(429)	2,038	(3,955)	(71,707)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($2,348)	$11,712	($118)	($385)	$1,560	($1,054)	($68,271)

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
	Cash Management		Diversified Bond		Floating Rate Loan
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$66	$30,948	$9,196	$6,821	$3,215
Realized gain (loss)	14	(814)	10,023	19	(6,295)	(4,480)
Change in net unrealized appreciation (depreciation) on investments	(19)	(30)	(28,168)	12,756	933	5,983
Net Increase (Decrease) in Net Assets Resulting from Operations	(5)	(778)	12,803	21,971	1,459	4,718
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	676,464	1,183,148	23,931	31,935	5,752	7,976
Transfers between variable and fixed accounts, net	(580,997)	3,599,199	(221,631)	86,899	(50,588)	4,837
Policy maintenance charges	(446,523)	(292,439)	(18,623)	(27,814)	(5,133)	(7,570)
Policy benefits and terminations	(106,792)	(5,116,108)	(306)	(19,782)	—	(7,737)
Other	24,591	4,210	(5,424)	(4,241)	(2,075)	(1,499)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(433,257)	(621,990)	(222,053)	66,997	(52,044)	(3,993)
NET INCREASE (DECREASE) IN NET ASSETS	(433,262)	(622,768)	(209,250)	88,968	(50,585)	725
NET ASSETS
Beginning of Year	1,199,210	1,821,978	315,700	226,732	66,908	66,183
End of Year	$765,948	$1,199,210	$106,450	$315,700	$16,323	$66,908

	High Yield Bond		Inflation Managed		Managed Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,754	$43,566	$60,690	$23,866	$99,823	$64,308
Realized gain (loss)	3,764	(3,869)	75,376	721	67,532	(1,305)
Change in net unrealized appreciation (depreciation) on investments	(41,512)	33,235	(11,474)	75,381	(93,312)	80,671
Net Increase in Net Assets Resulting from Operations	20,006	72,932	124,592	99,968	74,043	143,674
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	61,930	75,066	112,479	142,345	177,672	185,672
Transfers between variable and fixed accounts, net	(53,429)	48,484	(319,255)	104,840	(362,011)	512,218
Policy maintenance charges	(54,710)	(71,460)	(103,350)	(121,380)	(167,329)	(172,504)
Policy benefits and terminations	(102,851)	(20,742)	(39,467)	(148,578)	(87,661)	(181,781)
Other	(2,334)	(2,242)	(15,745)	(9,389)	(14,559)	(14,734)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(151,394)	29,106	(365,338)	(32,162)	(453,888)	328,871
NET INCREASE (DECREASE) IN NET ASSETS	(131,388)	102,038	(240,746)	67,806	(379,845)	472,545
NET ASSETS
Beginning of Year	594,475	492,437	1,196,208	1,128,402	2,005,246	1,532,701
End of Year	$463,087	$594,475	$955,462	$1,196,208	$1,625,401	$2,005,246

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
	Short Duration Bond		American Funds Growth		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,402	$7,110	$1,035	$13	$3,207	$—
Realized loss	(2,520)	(2,167)	(1,155)	(58,218)	(46,117)	(25,688)
Change in net unrealized appreciation (depreciation) on investments	(6,694)	11,144	(19,497)	143,556	38,842	82,219
Net Increase (Decrease) in Net Assets Resulting from Operations	4,188	16,087	(19,617)	85,351	(4,068)	56,531
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	45,828	55,107	56,811	71,599	55,573	70,978
Transfers between variable and fixed accounts, net	(88,239)	16,973	(93,057)	99,484	(136,134)	6,609
Policy maintenance charges	(30,440)	(37,670)	(46,947)	(49,909)	(44,627)	(52,991)
Policy benefits and terminations	(16,066)	(64,815)	(23,562)	(10,159)	(126,622)	(24,850)
Other	(5,843)	(2,142)	(2,713)	(6,121)	(6,284)	(4,479)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(94,760)	(32,547)	(109,468)	104,894	(258,094)	(4,733)
NET INCREASE (DECREASE) IN NET ASSETS	(90,572)	(16,460)	(129,085)	190,245	(262,162)	51,798
NET ASSETS
Beginning of Year	459,623	476,083	567,159	376,914	567,343	515,545
End of Year	$369,051	$459,623	$438,074	$567,159	$305,181	$567,343

	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$35,158	$6,510	$8,949	$2,946	$36,083	$26,211
Realized gain (loss)	(5,591)	(14,482)	7,921	(20,748)	12,188	(27,625)
Change in net unrealized appreciation (depreciation) on investments	(33,795)	82,801	(5,995)	47,740	(24,900)	177,038
Net Increase (Decrease) in Net Assets Resultingfrom Operations	(4,228)	74,829	10,875	29,938	23,371	175,624
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	51,825	78,252	29,896	39,024	138,919	719,164
Transfers between variable and fixed accounts, net	(224,631)	17,397	(100,113)	59,803	(127,813)	(522,181)
Policy maintenance charges	(43,182)	(53,753)	(26,694)	(30,004)	(113,793)	(126,561)
Policy benefits and terminations	(6,192)	(25,165)	(6,701)	(62,253)	(144,442)	(49,346)
Other	(9,909)	(1,651)	(4,116)	(5,773)	2,620	(1,039)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(232,089)	15,080	(107,728)	797	(244,509)	20,037
NET INCREASE (DECREASE) IN NET ASSETS	(236,317)	89,909	(96,853)	30,735	(221,138)	195,661
NET ASSETS
Beginning of Year	563,646	473,737	346,024	315,289	1,401,161	1,205,500
End of Year	$327,329	$563,646	$249,171	$346,024	$1,180,023	$1,401,161

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
	Focused 30		Growth LT		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$4,509	$6,230	$—	$—
Realized gain (loss)	2,747	17,105	36,998	(7,693)	58,418	(408,452)
Change in net unrealized appreciation (depreciation) on investments	(24,510)	8,604	(65,890)	62,496	(47,570)	476,892
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,763)	25,709	(24,383)	61,033	10,848	68,440
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	20,175	35,686	61,721	73,195	73,247	89,025
Transfers between variable and fixed accounts, net	(1,743)	(2,041)	(117,025)	10,438	(140,119)	(891,446)
Policy maintenance charges	(19,694)	(23,476)	(45,357)	(69,075)	(61,828)	(85,007)
Policy benefits and terminations	(8,319)	(51,302)	(88,778)	(42,615)	(14,557)	(21,931)
Other	1,719	(5,455)	(3,840)	(1,018)	(5,852)	(4,217)
Net Decrease in Net Assets Derived from Policy Transactions	(7,862)	(46,588)	(193,279)	(29,075)	(149,109)	(913,576)
NET INCREASE (DECREASE) IN NET ASSETS	(29,625)	(20,879)	(217,662)	31,958	(138,261)	(845,136)
NET ASSETS
Beginning of Year	227,317	248,196	599,289	567,331	739,597	1,584,733
End of Year	$197,692	$227,317	$381,627	$599,289	$601,336	$739,597

	Large-Cap Value		Long/Short Large-Cap		Main Street Core
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$75,862	$18,552	$4,129	$1,489	$11,868	$9,122
Realized gain (loss)	17,915	(327,522)	21,590	(4,169)	77,891	(18,866)
Change in net unrealized appreciation (depreciation) on investments	(39,432)	406,997	(24,833)	23,591	(84,381)	157,094
Net Increase in Net Assets Resulting from Operations	54,345	98,027	886	20,911	5,378	147,350
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	122,941	159,300	14,112	23,149	102,019	95,906
Transfers between variable and fixed accounts, net	(297,105)	(925,028)	(164,058)	20,157	(104,046)	287,022
Policy maintenance charges	(110,779)	(145,156)	(10,287)	(17,188)	(107,853)	(87,578)
Policy benefits and terminations	(24,446)	(135,148)	(184)	(10,585)	(182,042)	(62,124)
Other	(52,212)	(8,763)	(2,757)	(1,474)	(6,509)	(2,915)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(361,601)	(1,054,795)	(163,174)	14,059	(298,431)	230,311
NET INCREASE (DECREASE) IN NET ASSETS	(307,256)	(956,768)	(162,288)	34,970	(293,053)	377,661
NET ASSETS
Beginning of Year	1,250,605	2,207,373	195,839	160,869	1,223,437	845,776
End of Year	$943,349	$1,250,605	$33,551	$195,839	$930,384	$1,223,437

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$9,004	$11,814	$—	$1,051	$5,186	$1,291
Realized gain (loss)	170,875	(10,307)	58,953	(130,241)	37,848	238
Change in net unrealized appreciation (depreciation) on investments	(234,088)	251,634	(84,389)	400,501	(40,824)	22,314
Net Increase (Decrease) in Net Assets Resulting from Operations	(54,209)	253,141	(25,436)	271,311	2,210	23,843
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	107,114	143,482	55,506	60,414	9,689	14,804
Transfers between variable and fixed accounts, net	(156,726)	(39,282)	(127,591)	(1,127,787)	(122,866)	7,250
Policy maintenance charges	(102,394)	(124,738)	(51,492)	(78,471)	(7,729)	(12,419)
Policy benefits and terminations	(124,265)	(66,206)	(9,001)	(43,755)	(55)	(8,203)
Other	(54,851)	(9,839)	(17,728)	(12,249)	(188)	(778)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(331,122)	(96,583)	(150,306)	(1,201,848)	(121,149)	654
NET INCREASE (DECREASE) IN NET ASSETS	(385,331)	156,558	(175,742)	(930,537)	(118,939)	24,497
NET ASSETS
Beginning of Year	1,311,741	1,155,183	572,127	1,502,664	134,888	110,391
End of Year	$926,410	$1,311,741	$396,385	$572,127	$15,949	$134,888

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,810	$1,250	$—	$—	$4,825	$6,353
Realized gain (loss)	26,280	(1,367)	55,213	(1,085)	620	(31,867)
Change in net unrealized appreciation (depreciation) on investments	(34,306)	31,008	(54,451)	61,498	(37,814)	195,262
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,216)	30,891	762	60,413	(32,369)	169,748
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	15,294	28,918	34,394	39,975	79,101	81,998
Transfers between variable and fixed accounts, net	(130,622)	56,979	(65,199)	3,291	20,552	74,571
Policy maintenance charges	(11,110)	(14,663)	(18,589)	(36,828)	(71,908)	(84,903)
Policy benefits and terminations	(1,989)	(10,010)	(87,408)	(18,670)	(98,659)	(49,423)
Other	(2,115)	(326)	(2,062)	(5,320)	(2,154)	(3,923)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(130,542)	60,898	(138,864)	(17,552)	(73,068)	18,320
NET INCREASE (DECREASE) IN NET ASSETS	(133,758)	91,789	(138,102)	42,861	(105,437)	188,068
NET ASSETS
Beginning of Year	203,798	112,009	283,871	241,010	846,050	657,982
End of Year	$70,040	$203,798	$145,769	$283,871	$740,613	$846,050

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010
	Small-Cap Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$13,304	$10,608	$—	$—	$—	$9,910
Realized gain (loss)	66,225	(14,790)	28,778	(42,289)	31,453	(18,132)
Change in net unrealized appreciation (depreciation) on investments	(65,298)	117,529	12,121	180,996	15,260	198,771
Net Increase in Net Assets Resulting from Operations	14,231	113,347	40,899	138,707	46,713	190,549
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	43,468	46,880	47,587	41,726	50,479	64,401
Transfers between variable and fixed accounts, net	(35,088)	16,308	1,793	(1,197,147)	(43,547)	(16,103)
Policy maintenance charges	(45,177)	(44,305)	(43,157)	(67,003)	(65,657)	(65,345)
Policy benefits and terminations	(13,423)	(6,909)	(8,426)	(4,724)	(25,317)	(31,532)
Other	(5,595)	(6,372)	(11,690)	403	(3,460)	(4,321)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(55,815)	5,602	(13,893)	(1,226,745)	(87,502)	(52,900)
NET INCREASE (DECREASE) IN NET ASSETS	(41,584)	118,949	27,006	(1,088,038)	(40,789)	137,649
NET ASSETS
Beginning of Year	555,517	436,568	358,357	1,446,395	773,561	635,912
End of Year	$513,933	$555,517	$385,363	$358,357	$732,772	$773,561

	Technology		Emerging Markets		International Large-Cap

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$17,512	$12,386	$56,886	$12,247
Realized gain (loss)	35,871	16,255	107,797	20,028	(3,729)	(32,634)
Change in net unrealized appreciation (depreciation) on investments	(44,661)	39,083	(284,415)	228,853	(145,836)	130,911

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,790)	55,338	(159,106)	261,267	(92,679)	110,524
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	32,010	25,911	77,247	103,186	89,251	125,797
Transfers between variable and fixed accounts, net	1,879	192,535	(128,682)	(88,693)	(216,611)	139,502
Policy maintenance charges	(24,873)	(27,290)	(73,560)	(84,189)	(79,359)	(93,429)
Policy benefits and terminations	(29,832)	(213,124)	(205,072)	(34,871)	(38,668)	(74,488)
Other	(4,695)	(3,405)	(4,121)	(13,236)	(7,689)	(8,992)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(25,511)	(25,373)	(334,188)	(117,803)	(253,076)	88,390
NET INCREASE (DECREASE) IN NET ASSETS	(34,301)	29,965	(493,294)	143,464	(345,755)	198,914
NET ASSETS
Beginning of Year	206,600	176,635	1,201,011	1,057,547	1,201,211	1,002,297
End of Year	$172,299	$206,600	$707,717	$1,201,011	$855,456	$1,201,211

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year/Period Ended December 31, 2011	Year Ended December 31, 2010
	International Small-Cap		International Value		American Funds Asset Allocation
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$20,894	$4,034	$57,455	$29,253	$139	$—
Realized gain (loss)	1,526	(7,490)	(11,548)	(614,241)	13	(43)
Change in net unrealized appreciation (depreciation) on investments	(29,314)	39,444	(123,609)	557,963	(94)	181
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,894)	35,988	(77,702)	(27,025)	58	138
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	15,122	24,197	72,144	105,360	1,567	282
Transfers between variable and fixed accounts, net	(99,853)	16,638	(130,225)	(675,815)	4,142	2,648
Policy maintenance charges	(11,107)	(14,852)	(61,261)	(89,457)	(1,234)	(372)
Policy benefits and terminations	(454)	(8,624)	(25,075)	(102,985)	(1,427)	—
Other	(3,148)	(3,689)	(10,320)	(4,487)	84	19
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(99,440)	13,670	(154,737)	(767,384)	3,132	2,577
NET INCREASE (DECREASE) IN NET ASSETS	(106,334)	49,658	(232,439)	(794,409)	3,190	2,715
NET ASSETS
Beginning of Year	179,056	129,398	760,943	1,555,352	2,979	264
End of Year	$72,722	$179,056	$528,504	$760,943	$6,169	$2,979

	Pacific Dynamix - Conservative Growth		Pacific Dynamix - Growth		Portfolio Optimization Moderate-Conservative (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$28	$21	$170	$11	$904
Realized gain (loss)	70	26	119	1,136	(308)
Change in net unrealized appreciation (depreciation) on investments	(63)	70	(533)	64	(1,646)
Net Increase (Decrease) in Net Assets Resultingfrom Operations	35	117	(244)	1,211	(1,050)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	231	4,563	6,278
Transfers between variable and fixed accounts, net	—	686	—	5,365	127,046
Policy maintenance charges	(249)	(198)	(611)	(440)	(13,413)
Policy benefits and terminations	—	—	—	—	—
Other	(1)	1	9,166	(9,438)	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(250)	489	8,786	50	119,910
NET INCREASE (DECREASE) IN NET ASSETS	(215)	606	8,542	1,261	118,860
NET ASSETS
Beginning of Year or Period	1,281	675	1,414	153	—
End of Year or Period	$1,066	$1,281	$9,956	$1,414	$118,860

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2011	Year Ended December 31, 2010	Year/Period Ended December 31, 2011	Year Ended December 31, 2010	Year/Period Ended December 31, 2011	Year Ended December 31, 2010
	Portfolio Optimization Moderate (1)		Portfolio Optimization Growth (1)		Portfolio Optimization Aggressive-Growth (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$11,082		$9,485		$1,873
Realized loss	(1,357)		(6,547)		(640)
Change in net unrealized depreciation on investments	(45,034)		(72,707)		(21,912)
Net Decrease in Net Assets Resulting from Operations	(35,309)		(69,769)		(20,679)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	73,781		118,643		29,277
Transfers between variable and fixed accounts, net	1,683,336		1,865,389		417,089
Policy maintenance charges	(92,878)		(75,606)		(15,112)
Policy benefits and terminations	(12,565)		(48,288)		—
Other	2,281		(16,299)		2
Net Increase in Net Assets Derived from Policy Transactions	1,653,955		1,843,839		431,256
NET INCREASE IN NET ASSETS	1,618,646		1,774,070		410,577
NET ASSETS
Beginning of Period	—		—		—
End of Period	$1,618,646		$1,774,070		$410,577

	I		II		III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$576	$519	$—	$37	$—	$49
Realized gain (loss)	(43)	(773)	37	(63)	3,172	(189)
Change in net unrealized appreciation (depreciation) on investments	(3,289)	844	(129)	2,209	(5,711)	5,670
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,756)	590	(92)	2,183	(2,539)	5,530
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,652	3,090	—	—	3,933	3,371
Transfers between variable and fixed accounts, net	—	1,916	—	—	—	1,295
Policy maintenance charges	(604)	(591)	(360)	(344)	(984)	(880)
Policy benefits and terminations	—	—	—	—	—	—
Other	—	—	—	—	—	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,048	4,415	(360)	(344)	2,949	3,787
NET INCREASE (DECREASE) IN NET ASSETS	292	5,005	(452)	1,839	410	9,317
NET ASSETS
Beginning of Year	16,380	11,375	11,528	9,689	27,920	18,603
End of Year	$16,672	$16,380	$11,076	$11,528	$28,330	$27,920

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year/Period Ended December 31, 2011	Year Ended December 31, 2010
	V		BlackRock Basic Value V.I. Class III		BlackRock Global Allocation V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$38	$70	$741	$483	$4,724	$1,542
Realized gain (loss)	(57)	(91)	114	(926)	745	10,045
Change in net unrealized appreciation (depreciation) on investments	(399)	891	(711)	4,675	(14,123)	9,286
Net Increase (Decrease) in Net Assets Resulting from Operations	(418)	870	144	4,232	(8,654)	20,873
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	—	—	11,943	3,810	67,077	56,034
Transfers between variable and fixed accounts, net	—	—	37	5,668	32,331	13,477
Policy maintenance charges	(315)	(320)	(4,133)	(3,700)	(14,454)	(15,719)
Policy benefits and terminations	—	—	—	—	(5,374)	(101,701)
Other	(1)	—	517	(1)	(6,531)	(8,912)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(316)	(320)	8,364	5,777	73,049	(56,821)
NET INCREASE (DECREASE) IN NET ASSETS	(734)	550	8,508	10,009	64,395	(35,948)
NET ASSETS
Beginning of Year	10,292	9,742	36,944	26,935	147,196	183,144
End of Year	$9,558	$10,292	$45,452	$36,944	$211,591	$147,196

	Fidelity VIP Contrafund Service Class 2		Fidelity VIP Freedom 2020 Service Class 2		Fidelity VIP Freedom 2025 Service Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$3,546	$4,008	$1,819	$1,691	$19
Realized gain (loss)	(4,095)	(40,615)	242	674	(1)
Change in net unrealized appreciation (depreciation) on investments	(10,850)	99,177	(3,228)	8,793	(92)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,399)	62,570	(1,167)	11,158	(74)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	30,059	30,606	17,568	16,641	235
Transfers between variable and fixed accounts, net	8,258	103,522	—	—	987
Policy maintenance charges	(31,850)	(28,208)	(15,719)	(15,264)	(149)
Policy benefits and terminations	(5,970)	(6,366)	—	(2,000)	—
Other	(3,871)	(1,906)	—	(1)	(1)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,374)	97,648	1,849	(624)	1,072
NET INCREASE (DECREASE) IN NET ASSETS	(14,773)	160,218	682	10,534	998
NET ASSETS
Beginning of Year or Period	437,945	277,727	89,975	79,441	—
End of Year or Period	$423,172	$437,945	$90,657	$89,975	$998

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

			Variable Accounts
	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year/Period Ended December 31, 2010	Year Ended December 31, 2011	Year/Period Ended December 31, 2010
	Fidelity VIP Freedom 2030 Service Class 2		Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$269	$259	$13	$3	$57	$259
Realized gain (loss)	45	295	169	(609)	(459)	(8,422)
Change in net unrealized appreciation (depreciation) on investments	(693)	1,326	(144)	2,869	(26,594)	57,525
Net Increase (Decrease) in Net Assets Resulting from Operations	(379)	1,880	38	2,263	(26,996)	49,362
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	468	2,868	669	1,734	19,526	20,307
Transfers between variable and fixed accounts, net	—	—	(228)	(3,381)	15,737	41,963
Policy maintenance charges	(1,821)	(1,691)	(1,661)	(1,725)	(13,176)	(12,224)
Policy benefits and terminations	—	—	—	—	(1,090)	(1,216)
Other	—	—	(27)	63	(2,851)	(336)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,353)	1,177	(1,247)	(3,309)	18,146	48,494
NET INCREASE (DECREASE) IN NET ASSETS	(1,732)	3,057	(1,209)	(1,046)	(8,850)	97,856
NET ASSETS
Beginning of Year	15,580	12,523	10,689	11,735	238,712	140,856
End of Year	$13,848	$15,580	$9,480	$10,689	$229,862	$238,712

	Fidelity VIP Value Strategies Service Class 2		Templeton Global Bond Securities Class 2 (1)		GE Investments Total Return Class 3 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$204	$58	$2,222	$—	$24	$11
Realized gain (loss)	(121)	(193)	(2,635)	3	8	11
Change in net unrealized appreciation (depreciation) on investments	(2,662)	4,358	(373)	455	(106)	102
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,579)	4,223	(786)	458	(74)	124
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,713	8,280	39,793	140	1,011	—
Transfers between variable and fixed accounts, net	6,776	5,366	33,663	32,674	—	950
Policy maintenance charges	(2,847)	(2,333)	(2,161)	(260)	(329)	(157)
Policy benefits and terminations	—	(1,057)	(3,817)	—	—	—
Other	—	(1)	(16,018)	—	1	—
Net Increase in Net Assets Derived from Policy Transactions	5,642	10,255	51,460	32,554	683	793
NET INCREASE IN NET ASSETS	3,063	14,478	50,674	33,012	609	917
NET ASSETS
Beginning of Year or Period	21,751	7,273	33,012	—	917	—
End of Year or Period	$24,814	$21,751	$83,686	$33,012	$1,526	$917

(1)	Operations commenced on July 7, 2010.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2011	Year/Period Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year/Period Ended December 31, 2011	Year Ended December 31, 2010
	Overseas Service Class		Enterprise Service Class		Lazard Retirement U.S. Strategic Equity Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$729	$880	$—	$—	$11	$2
Realized gain (loss)	558	(11,813)	(4)	(1,726)	(20)	2
Change in net unrealized appreciation (depreciation) on investments	(75,752)	50,334	(542)	8,767	1	55
Net Increase (Decrease) in Net Assets Resulting from Operations	(74,465)	39,401	(546)	7,041	(8)	59
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	12,953	10,452	67	442	904	597
Transfers between variable and fixed accounts, net	24,850	60,939	—	—	353	—
Policy maintenance charges	(7,713)	(6,507)	(894)	(955)	(537)	(467)
Policy benefits and terminations	—	—	—	(5,721)	—	—
Other	283	(1,236)	—	1	(1)	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	30,373	63,648	(827)	(6,233)	719	131
NET INCREASE (DECREASE) IN NET ASSETS	(44,092)	103,049	(1,373)	808	711	190
NET ASSETS
Beginning of Year	217,667	114,618	34,324	33,516	389	199
End of Year	$173,575	$217,667	$32,951	$34,324	$1,100	$389

	Legg Mason ClearBridge Variable Aggressive Growth - Class II (1)		Legg Mason ClearBridge Variable Mid Cap Core - Class II		Lord Abbett Fundamental Equity Class VC (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$4
Realized gain (loss)	(216)	66	(24)	3	56
Change in net unrealized appreciation (depreciation) on investments	133	556	(176)	795	(284)
Net Increase (Decrease) in Net Assets Resulting from Operations	(83)	622	(200)	798	(224)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	13,344	—	866	733	188
Transfers between variable and fixed accounts, net	3,412	3,849	—	2	1,928
Policy maintenance charges	(3,072)	(731)	(490)	(559)	(49)
Policy benefits and terminations	—	—	—	—	—
Other	(3,889)	1	—	(1)	—
Net Increase in Net Assets Derived from Policy Transactions	9,795	3,119	376	175	2,067
NET INCREASE IN NET ASSETS	9,712	3,741	176	973	1,843
NET ASSETS
Beginning of Year or Period	3,741	—	4,404	3,431	—
End of Year or Period	$13,453	$3,741	$4,580	$4,404	$1,843

(1)	Operations commenced on September 14, 2010.
(2)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2011	Year Ended December 31, 2010	Year/Period Ended December 31, 2011	Year Ended December 31, 2010
	MFS New Discovery Series Service Class		MFS Utilities Series Service Class		PIMCO Global Multi-Asset - Advisor Class (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$6,015	$4,283	$—
Realized gain (loss)	1,210	213	(2,114)	(2,836)	(529)
Change in net unrealized appreciation (depreciation) on investments	(3,558)	4,397	7,811	20,266	411
Net Increase (Decrease) in Net Assets Derived from from Operations	(2,348)	4,610	11,712	21,713	(118)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	17,640	523	6,084	13,098	57,739
Transfers between variable and fixed accounts, net	8,363	(420)	17,884	19,670	36,375
Policy maintenance charges	(2,662)	(1,300)	(9,416)	(7,559)	(572)
Policy benefits and terminations	(123)	(161)	(181)	(427)	—
Other	(3,772)	2	1	(1)	(15,887)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	19,446	(1,356)	14,372	24,781	77,655
NET INCREASE IN NET ASSETS	17,098	3,254	26,084	46,494	77,537
NET ASSETS
Beginning of Year or Period	17,573	14,319	177,687	131,193	—
End of Year or Period	$34,671	$17,573	$203,771	$177,687	$77,537

	Royce Micro-Cap Service Class (1)		T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$53		$—	$—	$2,883	$2,623
Realized gain (loss)	(9)		(478)	(1,858)	18	(4,226)
Change in net unrealized appreciation (depreciation) on investments	(429)		2,038	20,316	(3,955)	25,639
Net Increase (Decrease) in Net Assets Derived from from Operations	(385)		1,560	18,458	(1,054)	24,036
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	235		22,507	12,430	13,929	6,299
Transfers between variable and fixed accounts, net	2,179		8,324	(769)	(1,578)	91,614
Policy maintenance charges	(65)		(11,074)	(10,052)	(10,979)	(10,026)
Policy benefits and terminations	—		(2,639)	—	(5,066)	(785)
Other	1		(3,862)	(2,787)	17	77
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,350		13,256	(1,178)	(3,677)	87,179
NET INCREASE (DECREASE) IN NET ASSETS	1,965		14,816	17,280	(4,731)	111,215
NET ASSETS
Beginning of Year or Period	—		137,289	120,009	193,620	82,405
End of Year or Period	$1,965		$152,105	$137,289	$188,889	$193,620

(1)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Account
	Year Ended December 31, 2011	Year Ended December 31, 2010
	Van Eck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$4,587	$968
Realized loss	(1,151)	(6,934)
Change in net unrealized appreciation (depreciation) on investments	(71,707)	94,305
Net Increase (Decrease) in Net Assets Derived from from Operations	(68,271)	88,339
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	49,633	50,783
Transfers between variable and fixed accounts, net	14,702	55,746
Policy maintenance charges	(42,303)	(40,314)
Policy benefits and terminations	(16,336)	—
Other	(5,454)	(10,796)
Net Increase in Net Assets Derived from Policy Transactions	242	55,419
NET INCREASE (DECREASE) IN NET ASSETS	(68,029)	143,758
NET ASSETS
Beginning of Year	407,100	263,342
End of Year	$339,071	$407,100

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Cash Management
2011	$12.72	60,228	$765,948	0.00%	0.00%	0.00%
2010(5)	12.72	94,296	1,199,210	0.00%	0.00%	(0.05%)
2009	12.72	143,190	1,821,978	0.00%	0.23%	0.17%
2008	12.70	109,491	1,390,815	0.00%	2.30%	2.36%
2007	12.41	81,086	1,006,243	0.00%	4.85%	4.99%
Diversified Bond
2011	$12.82	8,303	$106,450	0.00%	14.38%	5.94%
2010	12.10	26,087	315,700	0.00%	3.13%	8.04%
2009	11.20	20,242	226,732	0.00%	3.68%	14.13%
2008	9.81	21,181	207,863	0.00%	4.40%	(7.80%)
2007	10.64	13,026	138,654	0.00%	4.99%	1.32%
Floating Rate Loan
2011	$9.49	1,721	$16,323	0.00%	15.43%	2.50%
2010	9.25	7,230	66,908	0.00%	4.68%	7.27%
2009	8.63	7,672	66,183	0.00%	4.78%	24.31%
2008	6.94	6,810	47,256	0.00%	7.11%	(29.28%)
05/04/2007 - 12/31/2007	9.81	5,003	49,090	0.00%	6.30%	(1.89%)
High Yield Bond
2011	$18.39	25,178	$463,087	0.00%	10.95%	3.42%
2010	17.79	33,425	594,475	0.00%	8.02%	14.52%
2009	15.53	31,709	492,437	0.00%	7.81%	39.87%
2008	11.10	30,679	340,625	0.00%	8.35%	(22.20%)
2007	14.27	30,794	439,461	0.00%	7.62%	2.44%
Inflation Managed
2011	$22.00	43,433	$955,462	0.00%	5.52%	11.85%
2010	19.67	60,821	1,196,208	0.00%	1.98%	8.78%
2009	18.08	62,410	1,128,402	0.00%	4.15%	20.80%
2008	14.97	63,457	949,780	0.00%	2.83%	(9.34%)
2007	16.51	56,496	932,715	0.00%	4.28%	10.14%
Managed Bond
2011	$21.56	75,391	$1,625,401	0.00%	5.39%	3.84%
2010	20.76	96,582	2,005,246	0.00%	3.56%	8.96%
2009	19.05	80,437	1,532,701	0.00%	6.66%	21.01%
2008	15.75	92,481	1,456,258	0.00%	4.50%	(1.71%)
2007	16.02	93,005	1,489,953	0.00%	4.45%	8.53%
Short Duration Bond
2011	$12.16	30,350	$369,051	0.00%	3.12%	0.87%
2010	12.05	38,128	459,623	0.00%	1.47%	3.40%
2009	11.66	40,837	476,083	0.00%	3.03%	8.66%
2008	10.73	48,726	522,788	0.00%	3.81%	(5.09%)
2007	11.31	44,980	508,497	0.00%	4.53%	4.47%
American Funds Growth
2011	$12.66	34,610	$438,074	0.00%	0.20%	(4.66%)
2010(5)	13.28	42,722	567,159	0.00%	0.00%	18.26%
2009	11.23	33,576	376,914	0.00%	0.13%	38.86%
2008	8.08	34,210	276,553	0.00%	0.73%	(44.19%)
2007	14.48	18,573	269,006	0.00%	0.50%	11.93%
American Funds Growth-Income
2011	$11.48	26,575	$305,181	0.00%	0.73%	(2.24%)
2010(5)	11.75	48,299	567,343	0.00%	0.00%	11.03%
2009	10.58	48,728	515,545	0.00%	1.30%	30.74%
2008	8.09	44,237	357,991	0.00%	1.51%	(38.08%)
2007	13.07	36,082	471,564	0.00%	1.33%	4.66%
Comstock
2011	$11.27	29,049	$327,329	0.00%	7.78%	(2.11%)
2010	11.51	48,968	563,646	0.00%	1.30%	15.42%
2009	9.97	47,503	473,737	0.00%	1.31%	28.68%
2008	7.75	54,466	422,126	0.00%	2.15%	(36.79%)
2007	12.26	47,965	588,126	0.00%	1.40%	(3.01%)
Dividend Growth
2011	$12.71	19,599	$249,171	0.00%	2.95%	3.27%
2010	12.31	28,107	346,024	0.00%	0.94%	10.77%
2009	11.11	28,369	315,289	0.00%	1.79%	32.40%
2008	8.39	29,649	248,878	0.00%	1.19%	(39.07%)
2007	13.78	26,203	360,974	0.00%	0.74%	1.19%
Equity Index
2011	$10.50	112,336	$1,180,023	0.00%	2.75%	1.82%
2010	10.32	135,820	1,401,161	0.00%	2.16%	14.81%
2009	8.99	134,155	1,205,500	0.00%	1.72%	26.36%
2008	7.11	134,873	959,110	0.00%	2.00%	(37.35%)
2007	11.35	127,748	1,450,049	0.00%	1.87%	5.23%

See Notes to Financial Statements	See explanation of references on Page 27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Focused 30
2011	$17.24	11,467	$197,692	0.00%	0.00%	(9.70%)
2010	19.09	11,907	227,317	0.00%	0.00%	10.35%
2009	17.30	14,345	248,196	0.00%	0.00%	50.43%
2008	11.50	13,974	160,717	0.00%	0.04%	(50.14%)
2007	23.07	11,721	270,372	0.00%	0.40%	31.84%
Growth LT
2011	$6.84	55,787	$381,627	0.00%	0.94%	(6.06%)
2010	7.28	82,296	599,289	0.00%	1.10%	11.24%
2009	6.55	86,664	567,331	0.00%	1.06%	37.28%
2008	4.77	86,675	413,309	0.00%	0.55%	(40.95%)
2007	8.08	75,327	608,313	0.00%	0.44%	15.63%
Large-Cap Growth
2011	$8.13	73,960	$601,336	0.00%	0.00%	1.07%
2010	8.04	91,936	739,597	0.00%	0.00%	14.53%
2009	7.02	225,607	1,584,733	0.00%	0.06%	40.50%
2008	5.00	234,734	1,173,562	0.00%	0.00%	(50.47%)
2007	10.09	224,870	2,270,063	0.00%	0.00%	21.63%
Large-Cap Value
2011	$12.90	73,112	$943,349	0.00%	6.79%	4.72%
2010	12.32	101,498	1,250,605	0.00%	1.02%	9.08%
2009	11.30	195,415	2,207,373	0.00%	2.12%	23.13%
2008	9.17	188,843	1,732,414	0.00%	1.84%	(34.80%)
2007	14.07	178,620	2,513,089	0.00%	1.26%	3.54%
Long/Short Large-Cap
2011	$9.20	3,645	$33,551	0.00%	3.55%	(2.60%)
2010	9.45	20,724	195,839	0.00%	0.87%	12.22%
2009	8.42	19,105	160,869	0.00%	0.94%	27.56%
05/02/2008 - 12/31/2008	6.60	11,175	73,767	0.00%	1.08%	(35.04%)
Main Street Core
2011	$10.57	88,025	$930,384	0.00%	1.12%	0.48%
2010	10.52	116,302	1,223,437	0.00%	1.01%	16.14%
2009	9.06	93,379	845,776	0.00%	1.55%	29.36%
2008	7.00	99,397	695,968	0.00%	1.49%	(38.87%)
2007	11.45	90,329	1,034,629	0.00%	1.23%	4.40%
Mid-Cap Equity
2011	$20.44	45,324	$926,410	0.00%	0.79%	(5.40%)
2010	21.61	60,714	1,311,741	0.00%	0.99%	23.49%
2009	17.50	66,029	1,155,183	0.00%	1.15%	39.65%
2008	12.53	76,504	958,401	0.00%	1.65%	(39.00%)
2007	20.54	69,388	1,424,978	0.00%	0.52%	(2.15%)
Mid-Cap Growth
2011	$12.15	32,636	$396,385	0.00%	0.00%	(7.81%)
2010	13.17	43,428	572,127	0.00%	0.09%	33.32%
2009	9.88	152,061	1,502,664	0.00%	0.36%	59.33%
2008	6.20	149,415	926,712	0.00%	0.12%	(48.36%)
2007	12.01	151,580	1,820,545	0.00%	0.76%	22.92%
Mid-Cap Value
2011	$16.66	957	$15,949	0.00%	6.85%	(5.69%)
2010	17.67	7,635	134,888	0.00%	1.10%	21.20%
05/01/2009 - 12/31/2009	14.58	7,573	110,391	0.00%	1.00%	32.36%
Small-Cap Equity
2011	$15.96	4,389	$70,040	0.00%	3.54%	(3.38%)
2010	16.52	12,340	203,798	0.00%	0.83%	20.11%
2009	13.75	8,146	112,009	0.00%	0.85%	30.22%
2008	10.56	6,775	71,536	0.00%	0.66%	(26.11%)
2007	14.29	2,625	37,507	0.00%	0.27%	6.04%
Small-Cap Growth
2011	$9.76	14,939	$145,769	0.00%	0.00%	(3.10%)
2010	10.07	28,192	283,871	0.00%	0.00%	26.01%
2009	7.99	30,161	241,010	0.00%	0.00%	47.44%
2008	5.42	29,129	157,868	0.00%	0.00%	(47.11%)
2007	10.25	20,842	213,578	0.00%	0.00%	15.10%
Small-Cap Index
2011	$16.69	44,373	$740,613	0.00%	0.61%	(4.51%)
2010	17.48	48,404	846,050	0.00%	0.92%	26.42%
2009	13.83	47,590	657,982	0.00%	1.10%	28.19%
2008	10.79	56,553	609,958	0.00%	2.01%	(35.03%)
2007	16.60	61,433	1,019,838	0.00%	1.29%	(2.02%)
Small-Cap Value
2011	$25.94	19,810	$513,933	0.00%	2.42%	2.31%
2010	25.36	21,906	555,517	0.00%	2.20%	25.34%
2009	20.23	21,577	436,568	0.00%	2.60%	27.18%
2008	15.91	20,353	323,793	0.00%	2.51%	(28.23%)
2007	22.16	21,026	466,042	0.00%	2.12%	3.14%

See Notes to Financial Statements	See explanation of references on Page 27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Health Sciences
2011	$19.47	19,793	$385,363	0.00%	0.00%	11.94%
2010	17.39	20,604	358,357	0.00%	0.00%	23.34%
2009	14.10	102,572	1,446,395	0.00%	0.12%	27.23%
2008	11.08	106,666	1,182,256	0.00%	1.23%	(28.16%)
2007	15.43	110,774	1,709,093	0.00%	0.00%	16.47%
Real Estate
2011	$31.75	23,079	$732,772	0.00%	0.00%	6.12%
2010	29.92	25,856	773,561	0.00%	1.41%	30.54%
2009	22.92	27,747	635,912	0.00%	2.18%	32.27%
2011	17.33	27,216	471,553	0.00%	3.78%	(39.99%)
2007	28.87	25,666	741,004	0.00%	0.57%	(16.16%)
Technology
2011	$8.04	21,429	$172,299	0.00%	0.00%	(4.90%)
2010	8.45	24,436	206,600	0.00%	0.00%	21.50%
2009	6.96	25,384	176,635	0.00%	0.00%	52.57%
2008	4.56	26,008	118,618	0.00%	0.10%	(51.64%)
2007	9.43	24,493	230,982	0.00%	0.05%	23.03%
Emerging Markets
2011	$38.77	18,254	$707,717	0.00%	1.90%	(17.97%)
2010	47.26	25,412	1,201,011	0.00%	1.16%	27.02%
2009	37.21	28,423	1,057,547	0.00%	0.94%	84.79%
2008	20.13	28,796	579,795	0.00%	1.68%	(47.68%)
2007	38.49	24,981	961,431	0.00%	0.74%	33.09%
International Large-Cap
2011	$12.86	66,538	$855,456	0.00%	5.30%	(10.12%)
2010	14.30	83,979	1,201,211	0.00%	1.19%	10.38%
2009	12.96	77,344	1,002,297	0.00%	1.54%	33.61%
2008	9.70	88,042	853,923	0.00%	2.27%	(35.35%)
2007	15.00	80,303	1,204,779	0.00%	1.59%	9.26%
International Small-Cap
2011	$7.91	9,193	$72,722	0.00%	16.57%	(12.27%)
2010	9.02	19,858	179,056	0.00%	2.65%	24.86%
2009	7.22	17,918	129,398	0.00%	1.53%	30.28%
2008	5.54	14,750	81,764	0.00%	2.74%	(47.84%)
2007	10.63	6,928	73,627	0.00%	1.27%	4.73%
International Value
2011	$8.46	62,452	$528,504	0.00%	8.61%	(12.90%)
2010	9.72	78,315	760,943	0.00%	2.42%	2.59%
2009	9.47	164,212	1,555,352	0.00%	2.32%	28.00%
2008	7.40	169,416	1,253,595	0.00%	3.08%	(47.78%)
2007	14.17	149,065	2,112,392	0.00%	2.92%	6.24%
American Funds Asset Allocation
2011	$14.68	420	$6,169	0.00%	3.74%	0.93%
2010	14.54	205	2,979	0.00%	0.00%	12.04%
09/04/2009 - 12/31/2009	12.98	20	264	0.00%	8.23%	8.21%
Pacific Dynamix - Conservative Growth
2011	$12.97	82	$1,066	0.00%	2.35%	2.92%
2010	12.60	102	1,281	0.00%	1.86%	10.28%
09/04/2009 - 12/31/2009	11.43	59	675	0.00%	5.19%	4.74%
Pacific Dynamix - Growth
2011	$13.89	717	$9,956	0.00%	3.01%	(1.85%)
2010	14.15	100	1,414	0.00%	0.28%	13.82%
10/12/2009 - 12/31/2009	12.43	12	153	0.00%	2.53%	2.29%
Portfolio Optimization Moderate - Conservative (6)
06/24/2011 - 12/31/2011	$9.67	12,285	$118,860	0.00%	1.45%	(0.75%)
Portfolio Optimization Moderate (6)
05/03/2011 - 12/31/2011	$9.40	172,205	$1,618,646	0.00%	1.34%	(5.69%)
Portfolio Optimization Growth (6)
05/05/2011 - 12/31/2011	$9.14	194,090	$1,774,070	0.00%	1.03%	(6.83%)
Portfolio Optimization Aggressive - Growth (6)
06/24/2011 - 12/31/2011	$8.86	46,331	$410,577	0.00%	0.91%	(5.32%)
I
2011	$8.21	2,030	$16,672	0.00%	3.19%	(13.56%)
2010	9.50	1,724	16,380	0.00%	3.64%	4.61%
2009	9.08	1,253	11,375	0.00%	2.67%	25.28%
04/28/2008 - 12/31/2008	7.25	868	6,292	0.00%	9.55%	(36.65%)
II
2011	$14.68	754	$11,076	0.00%	0.00%	(0.80%)
2010	14.80	779	11,528	0.00%	0.36%	23.06%
2009	12.03	806	9,689	0.00%	0.65%	37.40%
2008	8.75	897	7,852	0.00%	0.02%	(48.97%)
2007	17.15	866	14,857	0.00%	0.39%	22.43%
III
2011	$17.15	1,652	$28,330	0.00%	0.00%	(7.22%)
2010	18.48	1,510	27,920	0.00%	0.22%	27.00%
2009	14.55	1,278	18,603	0.00%	0.05%	48.61%
2008	9.79	1,075	10,533	0.00%	0.00%	(42.03%)
2007	16.89	520	8,780	0.00%	0.00%	11.92%

See Notes to Financial Statements	See explanation of references on Page 27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)		Total Return (4)
V
2011	$12.67	754	$9,558	0.00%	0.38%		(4.11%)
2010	13.21	779	10,292	0.00%	0.73%		9.27%
2009	12.09	806	9,742	0.00%	0.82%		24.58%
2008	9.71	900	8,733	0.00%	0.05%		(34.48%)
2007	14.81	866	12,831	0.00%	0.64%		5.44%
BlackRock Basic Value V.I. Class III
2011	$10.40	4,369	$45,452	0.00%	1.77%		(2.78%)
2010	10.70	3,453	36,944	0.00%	1.46%		12.51%
2009	9.51	2,832	26,935	0.00%	2.08%		30.87%
2008	7.27	2,413	17,536	0.00%	3.39%		(36.91%)
2007	11.52	874	10,069	0.00%	2.26%		1.53%
BlackRock Global Allocation V.I. Class III
2011	$14.25	14,852	$211,591	0.00%	2.74%		(3.64%)
2010	14.78	9,956	147,196	0.00%	0.76%		9.76%
2009	13.47	13,597	183,144	0.00%	2.21%		20.92%
2008	11.14	9,692	107,968	0.00%	3.64%		(19.67%)
2007	13.87	3,069	42,559	0.00%	3.44%		16.75%
Fidelity VIP Contrafund Service Class 2
2011	$12.61	33,565	$423,172	0.00%	0.82%		(2.78%)
2010	12.97	33,770	437,945	0.00%	1.17%		16.93%
2009	11.09	25,040	277,727	0.00%	1.19%		35.47%
2008	8.19	24,889	203,775	0.00%	0.80%		(42.69%)
2007	14.29	21,435	306,229	0.00%	0.85%		17.30%
Fidelity VIP Freedom 2020 Service Class 2
2011	$9.58	9,459	$90,657	0.00%	1.99%		(1.24%)
2010	9.70	9,272	89,975	0.00%	2.05%		14.33%
2009	8.49	9,359	79,441	0.00%	3.22%		28.55%
12/01/2008 - 12/31/2008	6.60	10,569	69,786	0.00%	See Note	(7)	9.93%
Fidelity VIP Freedom 2025 Service Class 2 (6)
07/25/2011 - 12/31/2011	$9.42	106	$998	0.00%	4.62%		(7.82%)
Fidelity VIP Freedom 2030 Service Class 2
2011	$8.91	1,554	$13,848	0.00%	1.81%		(2.83%)
2010	9.17	1,699	15,580	0.00%	2.04%		15.89%
2009	7.91	1,582	12,523	0.00%	2.32%		31.18%
11/06/2008 - 12/31/2008	6.03	860	5,189	0.00%	See Note	(7)	0.31%
Fidelity VIP Growth Service Class 2
2011	$11.10	854	$9,480	0.00%	0.12%		(0.03%)
2010	11.10	963	10,689	0.00%	0.03%		23.86%
2009	8.96	1,309	11,735	0.00%	0.18%		27.96%
2008	7.00	1,528	10,700	0.00%	0.73%		(47.31%)
2007	13.29	1,216	16,166	0.00%	0.26%		26.66%
Fidelity VIP Mid Cap Service Class 2
2011	$12.48	18,413	$229,862	0.00%	0.02%		(10.85%)
2010	14.00	17,047	238,712	0.00%	0.14%		28.57%
2009	10.89	12,932	140,856	0.00%	0.47%		39.75%
2008	7.79	12,120	94,459	0.00%	0.25%		(39.61%)
2007	12.90	10,519	135,747	0.00%	0.57%		15.34%
Fidelity VIP Value Strategies Service Class 2
2011	$10.37	2,393	$24,814	0.00%	0.81%		(9.04%)
2010	11.40	1,908	21,751	0.00%	0.44%		26.34%
2009	9.02	806	7,273	0.00%	0.37%		57.15%
2008	5.74	755	4,332	0.00%	0.69%		(51.28%)
2007	11.79	539	6,356	0.00%	0.47%		5.44%
Templeton Global Bond Securities Class 2
2011	$10.41	8,040	$83,686	0.00%	5.25%		(0.87%)
07/07/2010 - 12/31/2010	10.50	3,144	33,012	0.00%	0.00%		8.94%
GE Investments Total Return Class 3
2011	$10.27	149	$1,526	0.00%	1.83%		(3.10%)
07/07/2010 - 12/31/2010	10.59	87	917	0.00%	2.25%		14.03%
Overseas Service Class
2011	$8.66	20,044	$173,575	0.00%	0.37%		(32.34%)
2010	12.80	17,007	217,667	0.00%	0.56%		25.02%
2009	10.24	11,196	114,618	0.00%	0.42%		79.07%
2008	5.72	11,681	66,782	0.00%	1.13%		(52.23%)
05/02/2007 - 12/31/2007	11.97	5,213	62,382	0.00%	0.71%		17.82%
Enterprise Service Class
2011	$11.09	2,972	$32,951	0.00%	0.00%		(1.65%)
2010	11.27	3,044	34,324	0.00%	0.00%		25.52%
2009	8.98	3,731	33,516	0.00%	0.00%		44.44%
2008	6.22	3,642	22,647	0.00%	0.10%		(43.86%)
08/27/2007 - 12/31/2007	11.08	304	3,371	0.00%	0.09%		8.65%
Lazard Retirement U.S. Strategic Equity Service Class
2011	$8.92	123	$1,100	0.00%	1.30%		1.96%
2010	8.75	44	389	0.00%	0.85%		12.85%
12/21/2009 - 12/31/2009	7.75	26	199	0.00%	See Note	(8)	(0.09%)

See Notes to Financial Statements	See explanation of references on Page 27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts For Each Year or Period Ended	AUV	Units Outstanding (1)	Net Assets (1)	Expense Ratio (2)	Investment Income Ratio (3)	Total Return (4)
Legg Mason ClearBridge Variable Aggressive Growth - Class II
2011	$9.87	1,363	$13,453	0.00%	0.00%	2.16%
09/14/2010 - 12/31/2010	9.66	387	3,741	0.00%	0.00%	17.48%
Legg Mason ClearBridge Variable Mid Cap Core - Class II
2011	$10.03	457	$4,580	0.00%	0.00%	(4.14%)
2010	10.46	421	4,404	0.00%	0.00%	22.06%
2009	8.57	400	3,431	0.00%	0.13%	35.81%
06/23/2008 - 12/31/2008	6.31	372	2,349	0.00%	0.00%	(34.32%)
Lord Abbett Fundamental Equity Class VC (6)
07/05/2011 - 12/31/2011	$10.18	181	$1,843	0.00%	0.43%	(10.66%)
MFS New Discovery Series Service Class
2011	$11.42	3,035	$34,671	0.00%	0.00%	(10.49%)
2010	12.76	1,377	17,573	0.00%	0.00%	35.94%
2009	9.39	1,525	14,319	0.00%	0.00%	62.92%
07/17/2008 - 12/31/2008	5.76	514	2,964	0.00%	0.00%	(33.97%)
MFS Utilities Series Service Class
2011	$11.12	18,317	$203,771	0.00%	3.12%	6.51%
2010	10.45	17,011	177,687	0.00%	2.83%	13.51%
2009	9.20	14,257	131,193	0.00%	4.64%	32.87%
2008	6.93	15,280	105,828	0.00%	1.30%	(37.81%)
05/02/2007 - 12/31/2007	11.14	6,606	73,564	0.00%	0.00%	10.21%
PIMCO Global Multi-Asset - Advisor Class (6)
09/26/2011 - 12/31/2011	$9.15	8,475	$77,537	0.00%	0.00%	0.63%
Royce Micro-Cap Service Class (6)
07/05/2011 - 12/31/2011	$10.17	193	$1,965	0.00%	5.32%	(16.06%)
T. Rowe Price Blue Chip Growth - II
2011	$11.66	13,044	$152,105	0.00%	0.00%	1.36%
2010	11.50	11,934	137,289	0.00%	0.00%	16.00%
2009	9.92	12,101	120,009	0.00%	0.00%	41.79%
2008	6.99	10,376	72,577	0.00%	0.13%	(42.65%)
2007	12.20	5,577	68,021	0.00%	0.12%	12.49%
T. Rowe Price Equity Income - II
2011	$11.01	17,150	$188,889	0.00%	1.50%	(1.02%)
2010	11.13	17,400	193,620	0.00%	1.95%	14.74%
2009	9.70	8,497	82,405	0.00%	1.76%	25.25%
2008	7.74	8,070	62,485	0.00%	1.98%	(36.26%)
2007	12.15	8,291	100,720	0.00%	1.84%	3.03%
Van Eck VIP Global Hard Assets Initial Class
2011	$20.07	16,893	$339,071	0.00%	1.16%	(16.45%)
2010	24.02	16,946	407,100	0.00%	0.32%	29.23%
2009	18.59	14,166	263,342	0.00%	0.25%	57.54%
2008	11.80	12,941	152,706	0.00%	0.25%	(46.12%)
2007	21.90	8,326	182,364	0.00%	0.07%	45.36%

(1)	The significant decrease in units outstanding and net assets during the year ended December 31, 2011 on most of the variable accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those variable accounts to the four Portfolio Optimization Variable Accounts (Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1 in Notes to Financial Statements).

(2)	There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 3 in Notes to Financial Statements).

(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized. The investment income ratios for the year ended December 31, 2011 on certain variable accounts may be higher than prior years mainly due to the net investment income distributions received after the share class conversion of the underlying portfolios of Pacific Select Fund in which the variable accounts invest. Such distributions have no impact on the total returns of the variable accounts or the underlying portfolios in which the variable accounts invest.

(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any M&E fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)	Investment income ratio represents less than 0.005%.

(6)	Operations commenced during 2011 (See Note 1 in Notes to Financial Statements).

(7)	Subsequent to its commencement of operations on December 1, 2008, the Fidelity VIP Freedom 2020 Service Class 2 Variable Account received its annual investment income distribution. The annualized investment income ratio was 42.33%. Prior to annualization, the ratio was 3.59%. Subsequent to its commencement of operations on November 6, 2008, the Fidelity VIP Freedom 2030 Service Class 2 Variable Account received its annual investment income distribution. The annualized investment income ratio was 27.29%. Prior to annualization, the ratio was 4.18%.

(8)	Subsequent to its commencement of operations on December 21, 2009, the Lazard Retirement U.S. Strategic Equity Service Class Variable Account received its annual investment income distribution. The annualized investment income ratio was 19.70%. Prior to annualization, the ratio was 0.54%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2011 is comprised of seventy-three subaccounts (“Variable Accounts”). The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (See Note 3), M Fund, Inc., BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Royce Capital Fund, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust (collectively, the “Funds”). Sixty-seven of the seventy-three Variable Accounts are presented in the Schedule of Investments on pages 1 and 2 of this brochure. The remaining six Variable Accounts (Inflation Protected, Pacific Dynamix—Moderate Growth, Portfolio Optimization Conservative, Fidelity VIP Freedom Income Service Class 2, Fidelity VIP Freedom 2010 Service Class 2, and Fidelity VIP Freedom 2015 Service Class 2) had no investments as of December 31, 2011 and therefore are not presented in the Schedule of Investments.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) seven new Variable Accounts during 2011: the Inflation Protected, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, and PIMCO Global Multi-Asset—Advisor Class Variable Accounts. The following eight Variable Accounts commenced operations during 2011 (The Fidelity VIP Freedom 2025 Service Class 2, Lord Abbett Fundamental Equity Class VC, and Royce Micro-Cap Service Class were organized prior to January 1, 2011):

Variable Accounts	Commenced Operations on
Portfolio Optimization Moderate-Conservative	June 24, 2011
Portfolio Optimization Moderate	May 3, 2011
Portfolio Optimization Growth	May 5, 2011
Portfolio Optimization Aggressive-Growth	June 24, 2011
Fidelity VIP Freedom 2025 Service Class 2	July 25, 2011
Lord Abbett Fundamental Equity Class VC	July 5, 2011
PIMCO Global Multi-Asset - Advisor Class	September 26, 2011
Royce Micro-Cap Service Class	July 5, 2011

Shortly after the commencement of operations of the Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts (the “Portfolio Optimization Variable Accounts”), significant transfers of units occurred from many of the non-Portfolio Optimization Variable Accounts into the Portfolio Optimization Variable Accounts. These transfers of units are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 16,013 outstanding accumulation units (valued at $112,296) of the Equity Variable Account were exchanged for 11,259 accumulation units with equal value of the Main Street Core Variable Account, and a total of 33,735 outstanding accumulation units (valued at $340,483) of the Multi-Strategy Variable Account were exchanged for 18,776 accumulation units (valued at $187,266) of the Main Street Core Variable Account and 7,218 accumulation units (valued at $153,217) of the Managed Bond Variable Account. Transfers of units related to the Reorganization are included in “Transfers between variable and fixed accounts, net” in the Statements of Changes in Net Assets.

The Separate Account was established by Pacific Life & Annuity Company (“PL&A”), a wholly-owned subsidiary of Pacific Life Insurance Company (“Pacific Life”) on September 24, 1998 and commenced operations on August 15, 2000. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of PL&A. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by PL&A, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of PL&A.

The Separate Account funds individual flexible premium and last survivor flexible premium variable life insurance policies issued by PL&A. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Accounts for their share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of PL&A, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no Federal income taxes are expected to be paid by PL&A with respect to the operations of the Separate Account. PL&A will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the policies.

3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

PL&A makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks and administrative expenses PL&A assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by PL&A is the risk that those insured may die sooner than anticipated and therefore, PL&A will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is where expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by PL&A which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations, and charges for optional benefits provided by rider and any other fees and charges are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by PL&A and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which the Variable Accounts invest.

With respect to variable life insurance policies funded by the Separate Account, PL&A makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate PL&A for certain costs or lost investment opportunities resulting from amortization and delayed recognition of certain policy expenses for Federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific service fee to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 6 in Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2011, PLFA received net advisory fees from PSF at effective annual rates ranging from 0.00% to 0.96% which are based on an annual percentage of average daily net assets of each of each Portfolio of PSF, and PSD received a service fee of 0.20% on Class I shares only from PSF, based on an annual percentage of average daily net assets of each Portfolio of PSF.

4. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

5. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2011, were as follows:

Variable Accounts	Purchases	Sales
Cash Management	$486,230	$919,487
Diversified Bond	65,486	256,591
Floating Rate Loan	19,244	64,467
High Yield Bond	120,528	214,168
Inflation Managed	235,456	482,724
Managed Bond	322,464	605,071
Short Duration Bond	64,601	145,959
American Funds Growth	39,822	148,255
American Funds Growth-Income	44,994	299,881
Comstock	71,896	264,437
Dividend Growth	51,290	131,953
Equity Index	188,342	396,767
Focused 30	25,675	33,537
Growth LT	64,337	234,168
Large-Cap Growth	129,764	189,381
Large-Cap Value	153,825	434,081
Long/Short Large-Cap	38,025	175,534
Main Street Core	152,047	351,324
Mid-Cap Equity	267,727	414,324
Mid-Cap Growth	111,041	226,982

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
Mid-Cap Value	$43,423	$133,728
Small-Cap Equity	51,546	145,654
Small-Cap Growth	72,659	184,811
Small-Cap Index	86,387	154,630
Small-Cap Value	144,042	107,784
Health Sciences	88,489	74,426
Real Estate	62,306	120,473
Technology	72,595	64,162
Emerging Markets	109,249	425,911
International Large-Cap	117,569	313,758
International Small-Cap	39,251	117,797
International Value	105,813	203,094
American Funds Asset Allocation	4,433	1,119
Pacific Dynamix - Conservative Growth	89	249
Pacific Dynamix - Growth	9,555	449
Portfolio Optimization Moderate-Conservative (1)	135,801	14,987
Portfolio Optimization Moderate (1)	1,744,842	79,806
Portfolio Optimization Growth (1)	1,974,586	121,262
Portfolio Optimization Aggressive-Growth (1)	442,842	9,713
I	4,229	604
II	—	360
III	7,168	984
V	38	315
BlackRock Basic Value V.I. Class III	18,850	9,744
BlackRock Global Allocation V.I. Class III	160,367	77,592
Fidelity VIP Contrafund Service Class 2	38,362	38,189
Fidelity VIP Freedom 2020 Service Class 2	13,525	9,510
Fidelity VIP Freedom 2025 Service Class 2 (1)	1,147	52
Fidelity VIP Freedom 2030 Service Class 2	779	1,821
Fidelity VIP Growth Service Class 2	633	1,832
Fidelity VIP Mid Cap Service Class 2	33,944	15,295
Fidelity VIP Value Strategies Service Class 2	8,284	2,438
Templeton Global Bond Securities Class 2	118,236	64,295
GE Investments Total Return Class 3	1,035	329
Overseas Service Class	41,483	8,462
Enterprise Service Class	67	894
Lazard Retirement U.S. Strategic Equity Service Class	1,265	534
Legg Mason ClearBridge Variable Aggressive Growth - Class II	26,837	17,042
Legg Mason ClearBridge Variable Mid Cap Core - Class II	752	376
Lord Abbett Fundamental Equity Class VC (1)	2,182	49
MFS New Discovery Series Service Class	39,636	17,683
MFS Utilities Series Service Class	28,146	7,760
PIMCO Global Multi-Asset - Advisor Class (1)	135,073	56,911
Royce Micro-Cap Service Class (1)	2,467	65
T. Rowe Price Blue Chip Growth - II	37,246	23,989
T. Rowe Price Equity Income - II	14,601	15,394
Van Eck VIP Global Hard Assets Initial Class	79,759	70,020

(1)	Operations commenced during 2011 (See Note 1).

6. FAIR VALUE MEASUREMENTS

The Separate Account characterizes its holdings in the Variable Accounts as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices (unadjusted) in active markets for identical holdings

Level 2 – Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 – Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2011, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages 1 and 2 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs. There were no transfers between Level 1, Level 2, and Level 3 during the year ended December 31, 2011. Transfers between levels, if any, are based on values at the end of the period.

7. CHANGE IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2011 and 2010 were as follows:

	2011			2010
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease) (1)	Units Issued	Units Redeemed	Net Increase (Decrease)
Cash Management	61,992	(96,060)	(34,068)	559,689	(608,583)	(48,894)
Diversified Bond	3,788	(21,572)	(17,784)	11,631	(5,786)	5,845
Floating Rate Loan	1,541	(7,050)	(5,509)	1,594	(2,036)	(442)
High Yield Bond	4,533	(12,780)	(8,247)	13,327	(11,611)	1,716
Inflation Managed	9,139	(26,527)	(17,388)	14,731	(16,320)	(1,589)
Managed Bond	12,957	(34,148)	(21,191)	50,561	(34,416)	16,145
Short Duration Bond	5,656	(13,434)	(7,778)	6,743	(9,452)	(2,709)
American Funds Growth	4,783	(12,895)	(8,112)	23,849	(14,703)	9,146
American Funds Growth-Income	5,465	(27,189)	(21,724)	15,171	(15,600)	(429)
Comstock	4,965	(24,884)	(19,919)	10,511	(9,046)	1,465
Dividend Growth	2,939	(11,447)	(8,508)	9,512	(9,774)	(262)
Equity Index	19,963	(43,447)	(23,484)	90,756	(89,091)	1,665
Focused 30	1,558	(1,998)	(440)	2,886	(5,324)	(2,438)
Growth LT	9,372	(35,881)	(26,509)	13,663	(18,031)	(4,368)
Large-Cap Growth	9,194	(27,170)	(17,976)	15,857	(149,528)	(133,671)
Large-Cap Value	10,646	(39,032)	(28,386)	20,463	(114,380)	(93,917)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2011			2010
Variable Accounts	Units Issued	Units Redeemed	Net Increase (Decrease) (1)	Units Issued	Units Redeemed	Net Increase (Decrease)
Long/Short Large-Cap	1,683	(18,762)	(17,079)	5,422	(3,803)	1,619
Main Street Core	10,405	(38,682)	(28,277)	42,157	(19,234)	22,923
Mid-Cap Equity	7,003	(22,393)	(15,390)	11,553	(16,868)	(5,315)
Mid-Cap Growth	6,773	(17,565)	(10,792)	7,700	(116,333)	(108,633)
Mid-Cap Value	877	(7,555)	(6,678)	2,176	(2,114)	62
Small-Cap Equity	1,269	(9,220)	(7,951)	6,689	(2,495)	4,194
Small-Cap Growth	5,563	(18,816)	(13,253)	7,301	(9,270)	(1,969)
Small-Cap Index	7,162	(11,193)	(4,031)	14,427	(13,613)	814
Small-Cap Value	2,906	(5,002)	(2,096)	5,911	(5,582)	329
Health Sciences	2,926	(3,737)	(811)	2,837	(84,805)	(81,968)
Real Estate	2,130	(4,907)	(2,777)	7,320	(9,211)	(1,891)
Technology	4,625	(7,632)	(3,007)	30,786	(31,734)	(948)
Emerging Markets	2,849	(10,007)	(7,158)	6,873	(9,884)	(3,011)
International Large-Cap	8,273	(25,714)	(17,441)	26,135	(19,500)	6,635
International Small-Cap	2,833	(13,498)	(10,665)	6,230	(4,290)	1,940
International Value	9,743	(25,606)	(15,863)	17,742	(103,639)	(85,897)
American Funds Asset Allocation	409	(194)	215	397	(212)	185
Pacific Dynamix - Conservative Growth	—	(20)	(20)	59	(16)	43
Pacific Dynamix - Growth	660	(43)	617	805	(717)	88
Portfolio Optimization Moderate-Conservative (2)	13,924	(1,639)	12,285
Portfolio Optimization Moderate (2)	183,694	(11,489)	172,205
Portfolio Optimization Growth (2)	209,411	(15,321)	194,090
Portfolio Optimization Aggressive-Growth (2)	48,063	(1,732)	46,331
I	372	(66)	306	638	(167)	471
II	—	(25)	(25)	—	(27)	(27)
III	196	(54)	142	335	(103)	232
V	—	(25)	(25)	—	(27)	(27)
BlackRock Basic Value V.I. Class III	1,919	(1,003)	916	1,006	(385)	621
BlackRock Global Allocation V.I. Class III	7,578	(2,682)	4,896	5,811	(9,452)	(3,641)
Fidelity VIP Contrafund Service Class 2	3,591	(3,796)	(205)	19,080	(10,350)	8,730
Fidelity VIP Freedom 2020 Service Class 2	1,798	(1,611)	187	1,874	(1,961)	(87)
Fidelity VIP Freedom 2025 Service Class 2 (2)	122	(16)	106
Fidelity VIP Freedom 2030 Service Class 2	54	(199)	(145)	322	(205)	117
Fidelity VIP Growth Service Class 2	58	(167)	(109)	204	(550)	(346)
Fidelity VIP Mid Cap Service Class 2	3,020	(1,654)	1,366	8,256	(4,141)	4,115
Fidelity VIP Value Strategies Service Class 2	746	(261)	485	1,470	(368)	1,102
Templeton Global Bond Securities Class 2 (3)	7,173	(2,277)	4,896	3,169	(25)	3,144
GE Investments Total Return Class 3 (3)	93	(31)	62	102	(15)	87
Overseas Service Class	3,955	(918)	3,037	10,626	(4,815)	5,811
Enterprise Service Class	6	(78)	(72)	49	(736)	(687)
Lazard Retirement U.S. Strategic Equity Service Class	140	(61)	79	78	(60)	18
Legg Mason ClearBridge Variable Aggressive Growth - Class II (4)	1,701	(725)	976	468	(81)	387
Legg Mason ClearBridge Variable Mid Cap Core - Class II	83	(47)	36	83	(62)	21
Lord Abbett Fundamental Equity Class VC (2)	186	(5)	181
MFS New Discovery Series Service Class	2,332	(674)	1,658	179	(327)	(148)
MFS Utilities Series Service Class	2,183	(877)	1,306	3,665	(911)	2,754
PIMCO Global Multi-Asset - Advisor Class (2)	10,296	(1,821)	8,475
Royce Micro-Cap Service Class (2)	199	(6)	193
T. Rowe Price Blue Chip Growth - II	2,632	(1,522)	1,110	1,525	(1,692)	(167)
T. Rowe Price Equity Income - II	1,396	(1,646)	(250)	17,510	(8,607)	8,903
Van Eck VIP Global Hard Assets Initial Class	3,616	(3,669)	(53)	5,594	(2,814)	2,780

(1)	The significant decrease in units outstanding during the year ended December 31, 2011 on most of the Variable Accounts that invest in Class I shares of the corresponding non-portfolio optimization portfolios of Pacific Select Fund was mainly due to the transfer of assets from those Variable Accounts to the four Portfolio Optimization Variable Accounts (Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, and Portfolio Optimization Aggressive-Growth Variable Accounts), which were added to the Separate Account during 2011 (See Note 1).
(2)	Operations commenced during 2011 (See Note 1).
(3)	Operations commenced on July 7, 2010.
(4)	Operations commenced on September 14, 2010.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life & Annuity Company:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Pacific Select Exec Separate Account (the “Separate Account”) comprised of Cash Management, Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth, Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix – Conservative Growth, Pacific Dynamix – Growth, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, Variable Account I, Variable Account II, Variable Account III, Variable Account V, BlackRock Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2020 Service Class 2, Fidelity VIP Freedom 2025 Service Class 2, Fidelity VIP Freedom 2030 Service Class 2, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Overseas Service Class, Enterprise Service Class, Lazard Retirement U.S. Strategic Equity Service Class, Legg Mason ClearBridge Variable Aggressive Growth – Class II, Legg Mason ClearBridge Variable Mid Cap Core – Class II, Lord Abbett Fundamental Equity Class VC, MFS New Discovery Series Service Class, MFS Utilities Series Service Class, PIMCO Global Multi-Asset – Advisor Class, Royce Micro-Cap Service Class, T. Rowe Price Blue Chip Growth – II, T. Rowe Price Equity Income – II, and Van Eck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2011, the related statements of operations for the year or period then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2011, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Exec Separate Account as of December 31, 2011, the results of their operations, and the changes in their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Costa Mesa, California

February 28, 2012

Pacific Life & Annuity Company

Mailing Address:

P.O. Box 2030

Omaha, Nebraska 68103-2030

Annual Report

as of December 31, 2011

• Pacific Select Exec

  Separate Account of

  Pacific Life & Annuity Company

Form No.	85-23210-11